Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Basis of preparation and measurement [Policy Text Block]

Basis of preparation and measurement

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”). The policies applied in these consolidated financial statements are based on IFRSs in effect as at December 31, 2018.

These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value. Additionally, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements were approved for issuance by the Board of Directors on March 11, 2019.

Basis of consolidation [Policy Text Block]

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, NorCrest Metals Inc., a Canadian corporation, Minera La Llamarada, S.A. de C.V., a Mexican corporation, and Babicanora Agricola del Noroeste S.A. de C.V., a Mexican corporation. The Company consolidates subsidiaries where the Company has the ability to exercise control. Control is achieved when the Company is exposed to variable returns from involvement with an investee and has the ability to affect the returns through power over the investee. Control is normally achieved through ownership, directly or indirectly, of more than 50 percent of the voting power. Control can also be achieved through power over more than half of the voting rights by virtue of an agreement with other investors or through the exercise of de facto control. All intercompany balances, transactions, income and expenses, and profits or losses have been eliminated on consolidation.

Cash and cash equivalents [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of change in value.

Taxes receivable [Policy Text Block]

Taxes receivable

Current taxes receivable consists of Goods and Services Tax receivables generated on the purchase of supplies and services, and are refundable from the Canadian government. Non-current taxes receivable consists of Value Added Tax (“VAT”) receivables generated on the purchase of supplies and services and are receivable from the Mexican government. The Company classified VAT receivables as non-current as it does not expect collection to occur within the next year. The VAT refund process in Mexico requires a significant amount of information and follow-up and the timing of collection of VAT receivables is uncertain. The Company believes that taxes receivable balances are fully recoverable and has not provided an allowance.

Property and equipment [Policy Text Block]

Property and equipment

Equipment is recorded at historical cost less accumulated depreciation and impairment charges. Equipment is depreciated using the straight-line method over the estimated useful lives of the individual assets. The significant classes of equipment and their useful lives are as follows:

Computer equipment	3-4 years	Office equipment and furniture	5-10 years
Computer software	1 year	Vehicles	4 years

An item of equipment is derecognized upon disposal, when held for sale, or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss.

Non-depreciable property, such as land, is recorded at historical cost, less any impairment charges.

Exploration and evaluation assets [Policy Text Block]

Exploration and evaluation assets

Pre-exploration costs are expensed in the period in which they are incurred.

Once the legal right to explore a mineral property has been acquired, all costs related to the acquisition, exploration and evaluation of mineral properties are capitalized by property. These direct expenditures include such costs as materials used, surveying costs, geological studies, drilling costs, payments made to contractors, and depreciation of plant and equipment during the exploration phase. Costs not directly attributable to exploration and evaluation activities, including general administrative overhead costs, are expensed in the period in which they occur.

Exploration and evaluation expenditures for each mineral property are carried forward as an asset provided that one of the following conditions is met:

•	Such costs are expected to be recouped in full through the successful exploration and development of the mineral property or alternatively, by sale; or
•

Exploration and evaluation activities in the mineral property have not reached a stage which permits a reasonable assessment of the existence of economically recoverable reserves, but active and significant operations in relation to the mineral property are continuing, or planned for the future.

The carrying values of capitalized amounts are reviewed annually, or when indicators of impairment are present. In the case of undeveloped properties, there may be only inferred resources to allow management to form a basis for the impairment review. The review is based on the Company’s intentions for the development of such a property. If a mineral property does not prove viable, all unrecoverable costs associated with the property are charged to the consolidated statement of comprehensive loss at the time the determination is made. Once the technical feasibility and commercial viability of extracting the mineral resource has been determined, the property is considered to be a mine under development and is classified as “mining assets”. Capitalized exploration and evaluation expenditures are tested for impairment before they are transferred to development properties.

Impairment of tangible and intangible assets [Policy Text Block]

Impairment of tangible and intangible assets

At each financial position reporting date, the carrying amounts of the Company’s assets are reviewed to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to dispose (“FVLCTD”) and value in use, which is the present value of future cash flows expected to be derived from the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in the statement of comprehensive loss.

For the purposes of impairment testing, exploration and evaluation assets are allocated to cash-generating units to which the exploration activity relates. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs. Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in the statement of comprehensive loss.

Asset retirement obligations [Policy Text Block]

Asset retirement obligations

The Company recognizes a legal liability for obligations relating to the reclamation of mineral interests (exploration and evaluation assets) and property, plant, and equipment when those obligations arise from the acquisition, construction, development, or normal operation of those assets. Such asset retirement costs must be recognized when a reliable estimate can be made, in the period in which it is incurred, added to the carrying value of the asset, and amortized into income on a systematic basis over its useful life. When the extent of disturbance increases over the life of an operation, the provision is increased accordingly. Provisions are measured at the present value of the expected future expenditures required to settle the obligation, using a pre-tax discount rate reflecting a risk-free rate (the time value of money) plus risks specific to the liability. The liability is increased for the passage of time, and adjusted for changes to the current market-based risk-free discount rate as well as changes in the estimated amount or timing of the expected future expenditures. At this time, the Company does not have any significant asset retirement obligations.

Foreign currency translation [Policy Text Block]

Foreign currency translation

The presentation currency of the Company is the Canadian dollar. The functional currency is the currency of the primary economic environment in which the entity operates and has been determined for each entity within the Company. The Company considers the functional currency for its parent entity and subsidiaries to be the Canadian dollar. The functional currency determinations were conducted through an analysis of the consideration factors identified in International Accounting Standard (“IAS”) 21, The Effects of Changes in Foreign Exchange Rates.

Transactions in currencies other than the Canadian dollar are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, the monetary assets and liabilities of the Company that are denominated in foreign currencies are translated at the rate of exchange at the statement of financial position date, while non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in profit or loss.

Share-based compensation and payments [Policy Text Block]

Share-based compensation and payments

The Company grants stock options to buy common shares of the Company to directors, officers, employees, and consultants. The cost of stock options granted is recorded based on the estimated fair-value at the grant date and charged to the consolidated statement of comprehensive loss over the vesting period. Where stock options are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the date of grant using the Black-Scholes Option Pricing Model. Compensation expense is recognized over the tranche’s vesting period by a charge to the statement of comprehensive loss, with a corresponding increase to reserves based on the number of options expected to vest. Consideration paid for the shares on the exercise of stock options is credited to capital stock. When vested options are forfeited or are not exercised at the expiry date the amount previously recognized in share-based compensation is transferred to deficit. The number of options expected to vest is reviewed at least annually, with any impact being recognized immediately.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Warrants issued in equity financing transactions [Policy Text Block]

Warrants issued in equity financing transactions

The Company engages in equity financing transactions to obtain the funds necessary to continue operations and explore and evaluate mineral properties. These equity financing transactions may involve issuance of common shares or units. A unit comprises a certain number of common shares and a certain number of share purchase warrants. Depending on the terms and conditions of each equity financing agreement, the warrants are exercisable into additional common shares prior to expiry at a price stipulated by the agreement. Warrants that are part of units are valued based on the residual value method and included in share capital with the common shares that were concurrently issued. Warrants that are issued as payment for an agency fee or other transactions costs are accounted for as share-based payments.

Related party transactions [Policy Text Block]

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, and related parties may be individuals, including immediate family members of the individual, or corporate entities, including the Company’s wholly-owned subsidiaries. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Loss per share [Policy Text Block]

Loss per share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.

Taxation [Policy Text Block]

Taxation

Income tax expense comprises current and deferred income taxes. Current and deferred income taxes are recognized in profit or loss except to the extent that they relate to items recognized directly in equity. Current income tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

The Company follows the asset and liability method of accounting for income taxes whereby deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates and laws expected to apply in the years in which temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in operations in the period of substantive enactment.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is not recorded. Deferred income tax assets and liabilities are presented as non-current in the financial statements.

Financial instruments [Policy Text Block]

Financial instruments

The Company adopted all of the requirements of IFRS 9 – Financial Instruments (“IFRS 9”) as of January 1, 2018. IFRS 9 replaces IAS 39 – Financial Instruments: Recognition and Measurement (“IAS 39”). IFRS 9 utilizes a revised model for recognition and measurement of financial instruments and a single, forward-looking “expected loss” impairment model. Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward in IFRS 9, so the Company’s accounting policy with respect to financial liabilities is unchanged. As a result of the adoption of IFRS 9, management has changed its accounting policy for financial assets retrospectively, for assets that continued to be recognized at the date of initial application. The change did not impact the carrying value of any financial assets or financial liabilities on the transition date.

The following is the Company’s new accounting policy for financial instruments under IFRS 9:

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

The Company completed a detailed assessment of its financial assets and liabilities as at January 1, 2018. The following table shows the original classification under IAS 39 and the new classification under IFRS 9:

Financial assets/liabilities	Original classification IAS 39	New classification IFRS 9
Cash and cash equivalents	FVTPL	FVTPL
Amounts receivable	Amortized cost	Amortized cost
Accounts payable	Amortized cost	Amortized cost

The Company did not restate prior periods and determined that the adoption of IFRS 9 resulted in no impact to the opening accumulated deficit on January 1, 2018.

Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of comprehensive loss in the period in which they arise.

Impairment of financial assets at amortized cost

An ‘expected credit loss’ impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of comprehensive loss.

Disclosure of revenue from contracts with customers [text block]

Revenue from contracts with customers

The Company adopted all of the requirements of IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) as of January 1, 2018. IFRS 15 utilizes a methodical framework for entities to follow in order to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. As the Company has no revenues, the change did not impact accumulated deficit or any assets and liabilities on the transition date.